BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund (the “High Yield Fund”)

BlackRock National Municipal Fund (the “National Fund”)

BlackRock Short-Term Municipal Fund (the “Short-Term Fund”)

(collectively, the “Funds”)

Supplement dated June 27, 2017 to the

Statement of Additional Information of the Funds dated October 28, 2016,

as amended or supplemented to date

Effective immediately, the table included under “Investment Objectives and Policies” in Part I of the Funds’ Statement of Additional Information is deleted in its entirety and replaced with the following:

	National Fund	Short-Term Fund	High Yield Fund
144A Securities	X	X	X
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans
Borrowing and Leverage	X	X	X
Cash Flows; Expenses
Cash Management	X	X	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities
Cyber Security Issues	X	X	X
Debt Securities	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)
Derivatives	X	X	X
Hedging	X	X	X
Indexed and Inverse Securities	X	X	X
Swap Agreements	X	X	X
Interest Rate Swaps, Caps and Floors	X	X	X
Credit Default Swap Agreements and Similar Instruments	X	X	X
Contracts for Difference
Credit Linked Securities	X	X	X

	National Fund	Short-Term Fund	High Yield Fund
Interest Rate Transactions and Swaptions	X	X	X
Total Return Swap Agreements	X	X	X
Types of Options
Options on Securities and Securities Indices	X	X	X
Call Options	X	X	X
Put Options	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options	X	X	X
Futures	X	X	X
Risks Associated with Futures	X	X	X
Foreign Exchange Transactions
Forward Foreign Exchange Transactions
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives	X	X	X
Credit Risk	X	X	X
Currency Risk
Leverage Risk	X	X	X
Liquidity Risk	X	X	X
Correlation Risk	X	X	X
Index Risk
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X
Distressed Securities	X	X	X
Dollar Rolls
Equity Securities
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk
Governmental Supervision and Regulation/Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information
Settlement Risk
Funding Agreements

	National Fund	Short-Term Fund	High Yield Fund
Guarantees	X		X
Illiquid or Restricted Securities	X	X	X
Inflation-Indexed Bonds
Inflation Risk	X	X	X
Information Concerning the Indexes
Bloomberg Barclays Indices
Interfund Lending Program			X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions			X
Lending, to the extent permitted by the Fund’s investment policies and restrictions			X
Investment Grade Debt Obligations	X	X	X
Investment in Emerging Markets
Brady Bonds
Investment in Other Investment Companies	X	X	X
Exchange Traded Funds	X	X	X
Junk Bonds	X	X	X
Lease Obligations
Liquidity Management	X	X	X
Master Limited Partnerships
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X
Money Market Securities	X	X	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments
Municipal Investments	X	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X	X
Description of Municipal Bonds	X	X	X
General Obligation Bonds	X	X	X
Revenue Bonds	X	X	X
Private Activity Bonds (“PABs”)	X	X	X
Moral Obligation Bonds	X	X	X
Municipal Notes	X	X	X

	National Fund	Short-Term Fund	High Yield Fund
Municipal Commercial Paper	X	X	X
Municipal Lease Obligations	X	X	X
Tender Option Bonds	X		X
Yields	X	X	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X	X	X
Transactions in Financial Futures Contracts	X	X	X
Call Rights	X	X	X
Municipal Interest Rate Swap Transactions	X	X	X
Insured Municipal Bonds	X	X	X
Build America Bonds	X	X	X
Participation Notes
Pay-in-kind Bonds			X
Portfolio Turnover Rates	X	X	X
Preferred Stock
Real Estate Related Securities
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements and Purchase and Sale Contracts	X	X	X
Reverse Repurchase Agreements	X	X	X
Rights Offerings and Warrants to Purchase
Securities Lending	X	X	X
Short Sales
Sovereign Debt
Standby Commitment Agreements
Stripped Securities
Structured Notes
Supranational Entities
Tax-Exempt Derivatives	X	X	X
Tax-Exempt Preferred Shares	X	X	X
Taxability Risk	X	X	X
Trust Preferred Securities	X	X	X
U.S. Government Obligations	X	X	X
U.S. Treasury Obligations	X	X	X
Utility Industries	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X
Yields and Ratings	X	X	X
Zero Coupon Securities	X	X	X

Shareholders should retain this Supplement for future reference.

SAI-10051-0617SUP